Note 12 - Subsequent Events (Details Textual) - USD ($)	Feb. 16, 2018	Jan. 18, 2018	Oct. 17, 2017	Oct. 17, 2016	Feb. 12, 2018	Dec. 31, 2017	Dec. 29, 2017	Dec. 12, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 3.42			$ 3.68	$ 6.19	$ 8.92
Sale Leaseback to MMP [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				3,640,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1				$ 1
Sale Leaseback Transaction, Period Available to Obtain Capital Funding for Construction of the First Phase Building			1 year 120 days	180 days
Sales Leaseback Transaction, Amount of Capital Funding to Obtain For Construction of the First Phase Building			$ 2,600,000	$ 2,600,000
Warrants Issued to Accredited Investors [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							533,333
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 1.50
Warrants Issued for Lease Amendment [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.50
Subsequent Event [Member] | Sale Leaseback to MMP [Member]
Sale Leaseback Transaction, Period Available to Obtain Capital Funding for Construction of the First Phase Building	1 year 180 days		1 year 120 days
Sales Leaseback Transaction, Amount of Capital Funding to Obtain For Construction of the First Phase Building	$ 2,600,000		$ 2,600,000
Subsequent Event [Member] | Warrants Issued to Accredited Investors [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					540,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.50
Subsequent Event [Member] | Warrants Issued for Lease Amendment [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	50,000		100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.50		$ 1.50
Subsequent Event [Member] | Accredited Investors [Member] | Construction Loans [Member]
Debt Instrument, Face Amount					$ 810,000
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Debt Instrument, Convertible, Conversion Price					$ 1.50
Subsequent Event [Member] | Demand for Arbitration against WGP [Member]
Litigation Settlement, Amount Awarded from Other Party		$ 1,045,000
Litigation Settlement, Amount Awarded Receivable from Other Party, Interest Rate		18.00%
Litigation Settlement Interest		$ (523,023)
Litigation Settlement, Amount Awarded from Other Party, Including Interest		$ 1,568,023